Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Current assets:
Cash	$ 10,105,135	$ 17,749,233
Inventory, net	1,754,852	1,487,771
Prepaid expenses and other current assets	357,934	495,055
VAT receivable	409,648	255,112
Deposit on foreign exchange contract	909,666	0
Receivable from related parties	0	101,297
Total current assets	13,537,235	20,088,468
Property and equipment, net of accumulated depreciation	641,906	532,508
Intangible assets, net of accumulated amortization	384,092	1,480,980
Total assets	14,563,233	22,101,956
Current liabilities:
Accounts payable	326,641	136,310
Accrued expenses and other liabilities	130,678	558,426
Notes payable, current portion	16,942,500	19,188,724
Payable to related parties	920,780	0
Deferred revenue, current portion	123,640	259,256
Foreign exchange contract derivative liability	731,730	440,196
Warrant liability	3,092,000	0
Total current liabilities	22,267,969	20,582,912
Notes payable, non-current portion	3,087,651	0
Deferred revenue, non-current portion	1,021,811	1,052,960
Total liabilities	26,377,431	21,635,872
Commitments and contingencies
Stockholders’ equity (deficit):
Common stock, par value $0.001 – authorized: 42,000,000 shares; issued and outstanding: 28,899,402 and 24,102,866 as of March 31, 2023 and 2022, respectively	28,899	24,103
Additional paid-in capital	40,991,377	38,295,775
Accumulated deficit	(51,875,211)	(37,731,476)
Accumulated other comprehensive (loss) income	(959,263)	(122,318)
Total stockholders’ equity (deficit)	(11,814,198)	466,084
Total liabilities and stockholders’ equity (deficit)	$ 14,563,233	$ 22,101,956